Condensed Combined Carve-out Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,440,952)	$ (1,524,230)	$ (3,322,695)	$ (1,812,604)
Adjustments to reconcile net loss to net cash provided by Operating activities:
Depreciation and amortization	1,070,686	608,585	1,003,325	458,208
Amortization of right-of-use asset	1,687,522	434,919	1,043,220	372,454
Write-down of obsolete and slow moving inventory	1,581,043	526,068	1,499,938	644,101
Change in contingent consideration	(774,900)		(333,100)
Write-off of intangible assets			53,958
Changes in assets and liabilities:
Accounts receivable	(75,677)	(24,397)	(26,883)	(14,776)
Inventory	(1,317,816)	(723,894)	(1,471,859)	(530,874)
Prepaid expenses and vendor deposits	(41,034)	28,571	(30,832)	227
Other current assets	48,336		(288,934)
Due to/from related parties	(542,718)	(608,654)
Other assets	(3,060)	(39,116)	(1,341,195)	624,272
Accounts payable and accrued expenses	(119,384)	850,621	3,112,481	(293,385)
Contract liabilities	(53,745)	(243,857)	(313,257)	2,500
Lease liability	(1,592,729)	(376,183)	(953,227)	(302,119)
Net cash provided by operating activities	(2,574,428)	(1,091,567)	(1,369,060)	(851,996)
CASH FLOWS FROM INVESTING ACTIVITIES
Payment for acquisition		(5,150,000)	(10,291,674)	(75,000)
Purchase of property, plant, and equipment	(173,475)	(158,399)	(387,485)	(53,438)
Net cash used for investing activities	(173,475)	(5,308,399)	(10,679,159)	(128,438)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on loan payable	(399,590)	(1,940)	(88,816)	(803,396)
Investment from parent company	2,068,725	6,754,991	13,801,233	2,058,200
Net cash used for financing activities	1,669,135	6,753,051	13,712,417	1,254,804
NET DECREASE IN CASH AND CASH EQUIVALENTS	(1,078,768)	353,085	1,664,198	274,370
CASH AND CASH EQUIVALENTS, Beginning of year	2,020,571	356,373	356,373	82,003
CASH AND CASH EQUIVALENTS, End of year	941,803	709,458	2,020,571	356,373	$ 82,003
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for income taxes
Cash paid for interest	123,221	101	30,017	47,171
Non-cash activity:
Leases acquired			8,225,033
Contingent consideration relating to acquisition			1,108,000
Issuance of promissory note in connection with acquisition			3,000,000
Right-of-use assets obtained in exchange for operating lease liabilities	$ 1,137,786	1,797,667
Mother Earth's Storehouse, Inc. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss				1,538,370	730,359
Adjustments to reconcile net loss to net cash provided by Operating activities:
Depreciation				146,437	199,896
Forgiveness of PPP loan				(669,500)
Loss on property sale					52,530
Changes in assets and liabilities:
Inventory				14,055	(16,456)
Rebate receivable				(10,727)
Prepaid expenses				(3,411)
Accounts payable				69,845	(113,225)
Accrued expenses				(81,671)	96,179
Deposits					(700)
Miscellaneous receivables					4,594
Net cash provided by operating activities				1,003,398	953,177
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant, and equipment				(37,674)	(19,143)
Receipts from notes receivable related to property sale				39,523	5,172
Proceeds from property sale					50,000
Net cash used for investing activities				1,849	36,029
CASH FLOWS FROM FINANCING ACTIVITIES
Pass-through entity tax payment				(102,750)
Distributions				(536,000)	(1,329,000)
Proceeds from PPP loan					669,500
Net cash used for financing activities				(638,750)	(659,500)
NET DECREASE IN CASH AND CASH EQUIVALENTS				366,497	329,706
CASH AND CASH EQUIVALENTS, Beginning of year		2,556,171	2,556,171	2,189,674	1,859,968
CASH AND CASH EQUIVALENTS, End of year				2,556,171	2,189,674
Non-cash activity:
Inventory included in property sale					175,000
Fixed assets included in property sale					102,530
Note received as consideration for property sale					175,000
Greens Natural Foods, Inc. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		(306,548)		786,936
Adjustments to reconcile net loss to net cash provided by Operating activities:
Depreciation		256,660		366,085
Forgiveness of PPP loan				(817,927)
Changes in assets and liabilities:
Accounts receivable		(54,973)		(10,267)
Inventory		232,448		(179,481)
Prepaid expenses		47,795		72,678
Other current assets		975		(11,907)
Due to/from related parties				19,089
Other assets				26,980
Accounts payable		135,154		(189,561)
Accrued expenses		(29,308)		(5,541)
Deposits		12,056		(2,214)
Payroll liabilities		(39,701)		(202,310)
Lease incentive				(13,557)
Contract liabilities		(1,891)		(2,051)
Other current liabilities		23,215		(160,301)
Sales tax payable		(18,519)		18,519
Net cash provided by operating activities		257,362		(304,830)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant, and equipment		(521,826)		(20,117)
Net cash used for investing activities		(521,826)		(20,117)
CASH FLOWS FROM FINANCING ACTIVITIES
Distributions				(127,632)
Proceeds from PPP loan				817,927
Payments on notes payable		(20,534)		(26,440)
Payments on notes payable to related parties				(600,000)
Payments on lines of credit
Net cash used for financing activities		(20,534)		63,855
NET DECREASE IN CASH AND CASH EQUIVALENTS		(284,998)		(261,092)
CASH AND CASH EQUIVALENTS, Beginning of year		500,762	$ 500,762	761,854
CASH AND CASH EQUIVALENTS, End of year		215,764		500,762	$ 761,854
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest		$ 7,793		$ 14,427